Shareholder Note Payable / Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Shareholder Note Payable / Related Party Transactions

NOTE 4 – SHAREHOLDER NOTE PAYABLE/RELATED PARTY TRANSACTIONS

On December 2, 2011, $1,000,000 in principal and $91,711 in accrued interest of an unsecured loan from a company owned by the Chief Executive Officer was assigned to a non-affiliate debt holder, as discussed in Note 6 – Promissory Notes. Interest expense on the loan for the year ended December 31, 2012 was $145,009, and $149,066 of total accrued interest balance was added to the note principal. On September 28, 2012, $180,000 in principal and interest on the loan was converted into 144,000,000 shares of the Company. As of December 31, 2012, Pacific Gold owes $1,471,106 in principal on the note. The amount due is represented by a promissory note accruing interest at 10% per year. The note is due on January 2, 2014 and is convertible into shares of common stock of Pacific Gold at $0.02 per share.

Pacific Gold owes its executives $0 and $203,434 in short term notes payable reflected in the accrued expenses for the periods ended December 31, 2012 and December 31, 2011, respectively. These short term notes were interest free and due on demand. On September 28, 2012 the remaining balance on the short term notes was converted into 5,568,316 shares of common stock.

An officer has provided office space to the company without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the consolidated financial statements and accordingly are not reflected herein.